Fair Value Measurements - Summary of Changes in the Fair Value of Company's Level 3 Financial Instruments (Details) - USD ($) $ in Thousands	3 Months Ended	7 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Fair value beginning balance	$ 33,833	$ 97,714
Gain (loss) from change in fair value	26,000	(63,881)
Fair value ending balance	59,833	33,833
Private Placement Warrants
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Fair value beginning balance	1,723	3,834
Gain (loss) from change in fair value	590	(2,111)
Fair value ending balance	2,313	1,723
Earnout Liability
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Fair value beginning balance	32,110	93,880
Gain (loss) from change in fair value	25,410	(61,770)
Fair value ending balance	$ 57,520	$ 32,110